Investments held at fair value - Additional Information (Details) £ in Millions	12 Months Ended
	Dec. 31, 2024 GBP (£) investment	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)
Disclosure of financial assets [line items]
Investments held at fair value	£ 513	£ 601
Investments held at fair value through profit and loss due to exchange control restrictions	60	89
Investments other than investments accounted for using equity method	£ 659	£ 719	£ 700
Percentage of investments held at fair value denominated in other than the functional currency of the subsidiary	7.00%	6.00%
Additions	£ 214	£ 416
Disposals	288	372
Other fair value gains (losses)	£ 54	24
Btomorrow Ventures
Disclosure of financial assets [line items]
Number of investments completed | investment	28
Fair value through P&L
Disclosure of financial assets [line items]
Investments held at fair value	£ 513	601
Investments other than investments accounted for using equity method	594	652	640
Additions	210	405
Disposals	288	372
Other fair value gains (losses)	60	30
Level 3
Disclosure of financial assets [line items]
Investments other than investments accounted for using equity method	212	192
Additions	128	123
Disposals	114	90
Other fair value gains (losses)	£ 6	(27)
Charlotte's Web Holdings, Inc.
Disclosure of financial assets [line items]
Investment term	7 years
Iran
Disclosure of financial assets [line items]
Reversal of provision			£ 17	£ 24
Imperial Tobacco Canada
Disclosure of financial assets [line items]
Investments held at fair value	£ 437	£ 446
Rising Sun Partners LP
Disclosure of financial assets [line items]
Percentage of voting	40.00%
Rising Sun Partners LP | Fair value through P&L
Disclosure of financial assets [line items]
Investments other than investments accounted for using equity method	£ 10